UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

68137

(Address of principal executive offices)

(Zip code)

James Ash

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
Portfolio of Investments
January 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 49.9%
	BUILDING MATERIALS - 0.7%
70,000	Schulte Corp., 0.35%, 9/1/2024	$ 70,000

	COMMERCIAL SERVICES- 4.4%
101,000	Allen Temple African Methodist Episcopal Church, 0.47%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
290,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	290,000
		456,200
	DIVERSIFIED FINANCIAL SERVICES - 7.4%
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
279,570	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	279,570
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.35%, 3/1/40	183,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	16,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		770,170
	FOREST PRODUCTS & PAPER - 1.1%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 2.6%
91,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	91,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.3%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 2.0%
20,700	O.E. Meyer Co., 0.40%, 12/1/13	207,000

	MUNICIPAL - 22.3%
940,000	City of Oak Forest IL, 0.27%, 7/1/24	940,000
1,375,000	Metropolitan Government Nashville & Davidson, 0.27%, 4/1/22	1,375,000
		2,315,000
	REAL ESTATE - 4.9%
245,000	Consolidated Equities LLC, 0.47%, 12/1/25	245,000
260,000	Genesys Medsports LLC, 0.35%, 1/1/27	260,000
		505,000
	STORAGE/WAREHOUSING - 4.2%
444,000	Security Self Storage, 0.40%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost $5,184,370)	5,184,370

Toews Hedged Emerging Markets Fund
Portfolio of Investments
January 31, 2012 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 49.9%
	(Cost - $5,184,370)(a)	$ 5,184,370
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 50.1%	5,199,307
	NET ASSETS - 100.0%	$ 10,383,677

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
210	MSCI Emerging Markets E-Mini maturing March 2012	$ 469,830
	(Underlying Face Amount at Value $10,226,810)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
January 31, 2012 (Unaudited)

Shares		Market Value
	MUTUAL FUNDS - 21.3%
	DEBT FUNDS - 21.3%
1	American Century High-Yield Fund	$ 9
1	Fifth Third High Yield Bond Fund	10
1	Forward High Yield Bond Fund	10
1	Hartford High Yield Fund	8
1	Hartford High Yield Fund Class I	10
1	MFS High Yield Opportunities Fund	7
243,290	PIMCO High Yield Fund	2,243,132
2	Pioneer High Yield Fund	16
1	Principal High Yield Fund - Institutional Class	7
60,247	Principal High Yield Fund I - Institutional Class	627,167
114,040	Prudential High Yield Fund Inc	627,221
104,127	RidgeWorth SEIX High Yield Bond Fund	1,000,658
86,139	SEI Institutional Managed Trust - High Yield Bond Fund	627,090
1	Touchstone High Yield Fund	10
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,009,471)	5,125,355

	EXCHANGE TRADED FUNDS - 2.1%
	DEBT FUNDS - 2.1%
2,700	iShares iBoxx $ High Yield Corporate Bond Fund	244,998
6,200	SPDR Barclays Capital High Yield Bond ETF	244,714
	TOTAL EXCHANGE TRADED FUNDS (Cost - $483,022)	489,712

Par Value	BONDS & NOTES - 23.0%
	BUILDING MATERIALS - 0.3%
70,000	Schulte Corp., 0.35%, 9/1/2024	70,000

	COMMERCIAL SERVICES - 1.9%
101,000	Allen Temple African Methodist Episcopal Church., 0.40%, 7/1/2022	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/2021	65,200
290,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/2024	290,000
		456,200
	DIVERSIFIED FINANCIAL SERVICES - 8.8%
641,800	Board of Church Extension of Disciples of Christ, Inc., 0.40% , 8/1/2056	641,800
710,000	Fornell Association LLC, 0.40%, 7/1/20230	710,000
35,000	Four Flags Properties, Inc., 0.40%, 10/1/2028	35,000
279,580	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.35%, 12/1/2044	279,580
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/2026	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/2026	34,000
47,000	North Fountain View Development Co. LLC, 0.40%, 12/1/2035	47,000
185,000	RDV Finance LLC, 0.35%, 3/1/2040	185,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/2019	16,000
36,000	Tice Family LLC, 0.40%, 12/1/2035	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/2025	100,000
		2,123,980
	FOREST PRODUCTS & PAPER - 0.5%
120,000	Envelope Printery, Inc., 0.40%, 3/1/2027	120,000

	HEALTHCARE- SERVICES - 1.1%
91,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/2027	91,000
58,000	MHRC LLC, 0.35%, 4/1/2034	58,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/2026	120,000
		269,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investment LLC, 0.40%, 6/1/2022	28,000

Toews Hedged Growth Allocation Fund
Portfolio of Investments
January 31, 2012 (Unaudited) (Continued)

	MACHINERY- DIVERSIFIED - 0.8%
207,000	O.E. Meyer Co., 0.40%, 12/1/2013	$ 207,000

	MUNICIPAL - 6.5%
250,000	Bonita Community Health Center, Inc., 0.35%, 12/1/2031	250,000
940,000	City of Oak Forest IL, 0.27%, 7/1/2024	940,000
375,000	Metropolitan Government Nashville & Davidson, 0.27%, 4/1/2022	375,000
		1,565,000
	REAL ESTATE - 1.1%
260,000	Genesys Medsports, LLC, 0.35%, 1/1/2027	260,000

	STORAGE/WAREHOUSING - 1.9%
444,000	Security Self Storage, Inc., 0.40%, 5/1/2035	444,000

	TOTAL BONDS & NOTES (Cost 5,543,180)	5,543,180

	TOTAL INVESTMENTS - 46.4% (Cost - $11,035,673)(a)	$ 11,158,247
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 53.6%	12,901,262
	NET ASSETS - 100.0%	$ 24,059,509

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
100	MSCI EAFE Index maturing March 2012	$ 14,956
7	NASDAQ 100 maturing March 2012	110,100
48	Russell Mini maturing March 2012	261,740
11	S&P 500 maturing March 2012	182,675
40	S&P Midcap 400 E-Mini maturing March 2012	231,006
	TOTAL FUTURES CONTRACTS	$ 800,477
	(Underlying Face Amount at Value $19,463,224)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 150,541
Unrealized depreciation:		(27,967)
Net unrealized appreciation:		$ 122,574

Toews Hedged High Yield Bond Fund
Portfolio of Investments
January 31, 2012 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 95.5%
	DEBT FUNDS - 95.5%
1	American Century High-Yield Fund - Investor Class	$ 6
1	Fifth Third High Yield Bond Fund - Institutional Class	10
1	Forward High Yield Bond Fund - Institutional Class	10
1	Hartford High Yield Fund - Institutional Class	7
1	Hartford High Yield Fund - Class R5	7
1	MFS High Yield Opportunities Fund - Class R4	6
1,579,881	PIMCO High Yield Fund - Institutional Class	14,566,506
1	Pioneer Global High Yield Fund - Class Z	12
923,259	Principal High Yield Fund - Institutional Class	6,952,143
444,797	Principal High Yield Fund I - Institutional Class	4,630,336
841,154	Prudential High Yield Fund Inc. - Class Z	4,626,349
721,069	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	6,929,470
635,173	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	4,624,059
1	Touchstone High Yield Fund - Class Y	9
	TOTAL MUTUAL FUNDS (Cost - $41,576,252)	42,328,930

	EXCHANGE TRADED FUNDS - 4.1%
	DEBT FUNDS - 4.1%
9,850	iShares iBoxx $ High Yield Corporate Bond Fund	893,789
23,550	SPDR Barclays Capital High Yield Bond ETF	929,519
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,793,786)	1,823,308

	TOTAL INVESTMENTS - 99.6% (Cost - $43,370,038)(a)	$ 44,152,238
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.4%	195,040
	NET ASSETS - 100.0%	$ 44,347,278

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,006,900
Unrealized depreciation:		(224,700)
Net unrealized appreciation:		$ 782,200

Toews Hedged International Developed Markets Fund
Portfolio of Investments
January 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 17.1%
	BUILDING MATERIALS - 0.2%
70,000	Schulte Corp., 0.35%, 9/1/2024	$ 70,000

	COMMERCIAL SERVICES- 2.4%
101,000	Allen Temple African Methodist Episcopal Church, 0.40%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
290,000	Science & Tech Campus Corp., 0.40%, 11/1/20	290,000
290,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	290,000
		746,200
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
279,570	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	279,570
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.35%, 3/1/40	183,000
11,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	11,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		765,170
	FOREST PRODUCTS & PAPER - 0.4%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 0.9%
91,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	91,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.7%
202,000	O.E. Meyer Co., 0.40%, 12/1/13	202,000

	MUNICIPAL - 7.8%
250,000	Bonita Community Health, 0.35%, 12/1/31	250,000
940,000	City of Oak Forest IL, 0.27%, 7/1/24	940,000
895,000	County of Hamilton, 0.31%, 11/1/23	895,000
375,000	Metropolitan Government Nashville & Davidson, 0.27%, 4/1/22	375,000
		2,460,000
	REAL ESTATE - 0.8%
260,000	Genesys Medsports LLC, 0.35%, 1/1/27	260,000

	STORAGE/WAREHOUSING - 1.4%
444,000	Security Self Storage, Inc., 0.40%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost 5,364,370)	5,364,370

Toews Hedged International Developed Markets Fund
Portfolio of Investments
January 31, 2012 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 17.1%
	(Cost - $5,364,370)(a)	$ 5,364,370
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 82.9%	26,060,589
	NET ASSETS - 100.0%	$ 31,424,959

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
434	MSCI EAFE Index maturing March 2012	$ 63,074
	(Underlying Face Amount at Value $32,173,376)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Large Cap Fund
Portfolio of Investments
January 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 18.2%
	BUILDING MATERIALS - 0.2%
70,000	Schulte Corp., 0.35%, 9/1/2024	$ 70,000

	COMMERCIAL SERVICES- 1.5%
101,000	Allen Temple African Methodist Episcopal Church, 0.40%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
290,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	290,000
		456,200
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
279,600	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	279,600
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
139,000	Main Street Properties, 0.40%, 2/1/24	139,000
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.35%, 3/1/40	183,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	16,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		909,200
	FOREST PRODUCTS & PAPER - 0.4%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 0.9%
91,000	Kingston Care Center of Fort Wayne, LLC, 0.35%, 7/1/27	91,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.40%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.7%
207,000	O.E. Meyer Co., 0.40%, 12/1/13	207,000

	MUNICIPAL - 9.1%
940,000	City of Oak Forest IL, 0.27%, 7/1/24	940,000
1,750,000	Michigan Finance Authority - Healthcare Equipment Loan, 0.29%, 12/1/32	1,750,000
100,000	Michigan Strategic Fund - Cavaliere 9 Mile, LLC, 0.36%, 10/1/25	100,000
		2,790,000
	REAL ESTATE - 0.8%
260,000	Genesys Medsports LLC, 0.35%, 1/1/27	260,000

	STORAGE/WAREHOUSING - 1.5%
444,000	Security Self Storage, Inc., 0.40%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost 6,864,050)	5,553,400

Toews Hedged Large Cap Fund
Portfolio of Investments
January 31, 2012 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 18.2%
	(Cost - $28,496,592)(a)	$ 5,553,400
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 81.8%	24,958,378
	NET ASSETS - 100.0%	$ 30,511,778

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
39	NASDAQ 100 maturing March 2012	$ 587,200
67	S&P 500 maturing March 2012	1,050,875
	TOTAL FUTURES CONTRACTS	$ 1,638,075
	(Underlying Face Amount at Value $28,544,200)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
January 31, 2012 (Unaudited)

Par Value		Market Value

	BONDS & NOTES - 11.9%
	AUTO PARTS & EQUIPMENT - 1.2%
567,000	American Made LLC, 0.40%, 12/1/24	$ 567,000

	BUILDING MATERIALS - 0.1%
70,000	Schulte Corp., 0.35%, 9/1/2024	70,000

	COMMERCIAL SERVICES- 1.0%
101,000	Allen Temple African Methodist Episcopal Church, 0.40%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.40%, 8/1/27	65,200
290,000	St. Ursula Villa of Cincinnati, Inc., 0.40%, 9/1/24	290,000
		456,200
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
35,000	Four Flags Properties, Inc., 0.40%, 10/1/28	35,000
279,580	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.35%, 12/1/44	279,580
39,600	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	39,600
34,000	Kalamazoo Funding Co. LLC, 0.35%, 12/15/26	34,000
47,000	North Fountain View Development Co., LLC, 0.40%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.35%, 3/1/40	183,000
16,000	Reynolds Road Fitness Center, Inc., 0.40%, 1/1/19	16,000
36,000	Tice Family LLC, 0.40%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.40%, 4/1/25	100,000
		770,180
	FOREST PRODUCTS & PAPER - 0.3%
120,000	Envelope Printery, Inc., 0.40%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 0.6%
91,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	91,000
58,000	MHRC LLC, 0.35%, 4/1/34	58,000
122,000	Spartan Medical Facility LP, 0.40%, 12/1/26	122,000
		271,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.40%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.4%
202,000	O.E Meyer Co., 0.40%, 12/1/13	202,000

	MUNICIPAL - 4.9%
940,000	City of Oak Forest IL, 0.27%, 7/1/24	940,000
950,000	Genesse County, 0.31%, 4/1/30	950,000
375,000	Metropolitan Government Nashville & Davidson, 0.27%, 4/1/22	375,000
		2,265,000
	REAL ESTATE - 0.6%
260,000	Genesys Medsports LLC, 0.35%, 1/1/27	260,000

	STORAGE/WAREHOUSING - 1.0%
444,000	Security Self- Storage, Inc. 0.40%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost $5,453,380)	5,453,380

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
January 31, 2012 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 11.9%
	(Cost - $5,453,380)(a)	$ 5,453,380
	ASSETS IN EXCESS OF OTHER LIABILITIES - 88.1%	40,516,089
	NET ASSETS - 100.0%	$ 45,969,469

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
252	S&P Midcap 400 E-Mini maturing March 2012	$ 1,454,068
298	Russell Mini maturing March 2012	1,609,230
	TOTAL FUTURES CONTRACTS	$ 3,063,298
	(Underlying Face Amount at Value $44,025,349)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Funds
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Funds assets and liabilities measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 5,184,370	$ -	$ 5,184,370
Total	$ -	5,184,370	-	$ 5,184,370
Liabilities
Derivative Instruments*	$ 469,830	$ -	$ -	$ 469,830
Total	$ 469,830	$ -	$ -	$ 469,830

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,125,355	$ -	$ -	$ 5,125,355
Exchange Traded Funds	489,712	-	-	489,712
Bond & Notes	-	5,543,180		5,543,180
Total	$ 5,615,067	5,543,180	-	$ 11,158,247
Liabilities
Derivative Instruments*	$ 800,477	-	-	$ 800,477
Total	$ 800,477		$ -	$ 800,477

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 42,328,930	$ -	$ -	$ 42,328,930
Exchange Traded Funds	1,823,308	-	-	1,823,308
Total	$ 44,152,238	$ -	$ -	$ 44,152,238

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 5,364,370	$ -	$ 5,364,370
Total	$ -	5,364,370	-	$ 5,364,370
Liabilities
Derivative Instruments*	$ 63,074	-	-	$ 63,074
Total	$ 63,074	$ -	$ -	$ 63,074

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 5,553,400	$ -	$ 5,553,400
Total	$ -	5,553,400	-	$ 5,553,400
Liabilities
Derivative Instruments*	$ 1,638,075	-	-	$ 1,638,075
Total	$ 1,638,075		$ -	$ 1,638,075

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ -	$ 5,453,380	$ -	$ 5,453,380
Total	$ -	5,453,380	-	$ 5,453,380
Liabilities
Derivative Instruments*	$ 3,063,298	-	-	$ 3,063,298
Total	$ 3,063,298	$ 5,453,380	$ -	$ 8,516,678

* Derivative Instruments include cumulative unrealized gain or loss on futures contracts open at January 31, 2012.
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    4/2/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/2/12